CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Tangible fixed assets
Land and buildings	$ 8.7
Vessels and capitalized dry-docking	1,418.1	$ 1,396.6	$ 1,399.5
Prepayments on vessels	53.5	45.5	50.3
Other plant and operating equipment	3.9	3.0	2.3
Total tangible fixed assets	1,484.2	1,445.0	1,452.1
Financial assets
Investments in joint ventures	0.3	0.1	0.1
Total financial assets	0.3	0.1	0.1
Total non-current assets	1,484.5	1,445.1	1,452.2
CURRENT ASSETS
Bunkers	36.2	39.4	40.3
Freight receivables	82.1	86.0	71.6
Other receivables	4.9	7.5	16.9
Prepayments	4.1	2.9	3.4
Cash and cash equivalents	106.4	127.4	159.1
Current assets, excluding assets held-for-sale	233.7	263.1	291.3
Assets held-for-sale		6.2
Total current assets	233.7	269.3	291.3
TOTAL ASSETS	1,718.2	1,714.4	1,743.5
EQUITY
Common shares	0.7	0.7	0.7
Share premium	97.1	97.1	97.1
Treasury shares	(2.9)	(2.9)	(2.9)
Hedging reserves	(12.3)	0.3	9.6
Translation reserves	0.4	(0.1)
Retained profit	781.3	752.1	777.7
Total equity	864.3	847.2	882.2
NON-CURRENT LIABILITIES
Deferred tax liability	44.9	44.9	45.0
Mortgage debt and bank loans	605.5	633.0	635.7
Lease liabilities	29.5	22.1	23.8
Total non-current liabilities	679.9	700.1	704.5
CURRENT LIABILITIES
Mortgage debt and bank loans	86.0	91.3	89.6
Lease liabilities	3.3	3.2	3.0
Trade payables	38.2	35.1	32.6
Current tax liabilities	1.2	1.0	1.5
Other liabilities	45.3	36.5	30.0
Deferred income		0.1	0.2
Total current liabilities	174.0	167.1	156.9
Total liabilities	853.9	867.2	861.4
TOTAL EQUITY AND LIABILITIES	$ 1,718.2	$ 1,714.4	$ 1,743.5